Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Other Long-term Liabilities

	2025	2024
Asset retirement obligations	$9,743	$8,607
Lease liabilities (note 7)	3,106	1,464
Share-based compensation	433	620
Transportation and processing contracts	186	58
Risk management (note 18)	65	8
Other	68	80
	13,601	10,837
Less: current portion	1,665	1,535
	$11,936	$9,302

Summary of Asset Retirement Obligations	Reconciliations of the discounted asset retirement obligations were as follows:

	2025	2024	2023
Balance – beginning of year	$8,607	$7,690	$6,908
Liabilities incurred	34	28	25
Liabilities acquired, net	489	171	—
Liabilities settled	(771)	(646)	(509)
Asset retirement obligation accretion	380	389	366
Revision of cost, inflation, and timing estimates (1)	1,233	417	621
Change in discount rates	(129)	419	314
Foreign exchange adjustments	(100)	139	(35)
Balance – end of year (2)	9,743	8,607	7,690
Less: current portion	956	787	634
	$8,787	$7,820	$7,056
(1)Includes normal course revisions of cost, inflation, and timing estimates, as well as revisions to decommissioning timing and costs in the North Sea and Offshore Africa (note 6).
(2)The Company's estimate of its total undiscounted and uninflated asset retirement obligations as at December 31, 2025 was $17.6 billion (2024 – $16.1 billion; 2023 – $15.5 billion).
Segmented Asset Retirement Obligations

	2025	2024
Exploration and Production
North America	$4,937	$4,783
North Sea	2,629	1,724
Offshore Africa	275	197
Oil Sands Mining and Upgrading	1,901	1,902
Midstream and Refining	1	1
	$9,743	$8,607
Asset Retirement Obligations Sensitivity
Changes in the Company's discount and inflation rates used to estimate its expected future cash outflow required to settle its asset retirement obligations would have the following impact:

	2025	2024
Discount rate
1% increase	$(896)	$(883)
1% decrease	$1,135	$1,132
Inflation rate
1% increase	$1,171	$1,166
1% decrease	$(934)	$(920)

Summary of Share-based Compensation Liability	The current portion of the liability represents the maximum amount of the liability payable within the next twelve month period if all vested stock options and PSUs are settled in cash.

	2025	2024	2023
Balance – beginning of year	$620	$780	$832
Share-based compensation expense	180	279	491
Cash payment for stock options surrendered and PSUs vested	(94)	(84)	(110)
Transferred to common shares	(273)	(358)	(435)
Other	—	3	2
Balance – end of year	433	620	780
Less: current portion	312	463	538
	$121	$157	$242

Disclosure of Weighted Average Assumptions Used
The fair value of stock options outstanding was estimated using the Black-Scholes valuation model with the following weighted average assumptions:

	2025	2024	2023 (1)
Fair value	$9.73	$13.15	$17.96
Share price	$46.49	$44.38	$43.41
Expected volatility	25.7%	26.4%	30.9%
Expected dividend yield	5.1%	5.1%	4.6%
Risk free interest rate	2.7%	2.9%	3.6%
Expected forfeiture rate	5.3%	5.2%	5.4%
Expected stock option life (2)	3.9 years	4.1 years	4.2 years
(1)Common share, per common share, dividend, and stock option amounts have been updated to reflect the two for one common share split (note 1).
(2)At original time of grant.